N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. REPORT TO SHAREHOLDERS

{Logo}

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Semi-Annual Report

June 30, 2016

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

VIKING TAX-FREE FUND FOR MONTANA

VIKING TAX-FREE FUND FOR NORTH DAKOTA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”) and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”) (each a “Fund”) for the six months ended June 30, 2016. Each Fund’s portfolio and related financial statements are presented within for your review.

Economic Recap

U.S. Economic activity continued to expand at a moderate pace in the first quarter of 2016, despite global economic and financial developments, as noted by the Federal Open Market Committee’s (FOMC) statement in mid-March. Strong job gains indicated that labor market conditions continued to improve. Household spending also increased in the first quarter. The FOMC’s statement in mid-June however, noted that the pace of improvement in the labor market had slowed while growth in economic activity continued to pick up. Although the unemployment rate declined, job gains diminished in the second quarter. Growth in household spending continued to strengthen and the housing sector continued to improve. The Committee expected that economic activity would continue to expand at a moderate pace and labor market indicators would strengthen, however, global economic and financial developments continued to pose risks, as the Brexit vote took over headlines with Britain electing to leave the European Union. Against that backdrop, the Committee decided to maintain the target range for the federal funds rate at 1/4 to 1/2 percent in June. Going forward, the Committee will continue to assess realized and expected economic conditions relative to its objectives of maximum employment and 2 percent inflation. The Committee also noted that they expect that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate.

Municipal Bond Market Recap

A favorable supply/demand dynamic and investors seeking stability propelled municipal bonds to a strong start in the first half of 2016. Municipal bonds continued their strong performance from 2015, posting back to back quarters of positive returns. Demand has remained strong with 38 consecutive weeks of positive fund flows into municipal bond funds as of the end of June, as issuance has come in slightly below last year through the first six months.

Investors sought safety in municipal bonds even as municipal and treasury yields moved lower, while central banks around the world continued to try and stimulate growth by keeping short-term rates at or around zero. Another contributing factor to the rally during the first half of the year was the United Kingdom’s vote to leave the European Union and the possible ripple effects around the world. With fears of slowing worldwide economic growth, many analysts are forecasting a lower probability of rate hikes from the FOMC for the remainder of 2016. With less likelihood of a move by the Fed, yields fell throughout the curve during the first half of the year, falling 57 basis points on the 10 year AAA GO, and 66 and 80 basis points on the 20 and 30 year AAA GO respectively. Even as municipal bonds have rallied they continue to offer investors value versus their Treasury counterparts with the 10 year municipal/treasury ratio sitting at 91.0% at the end of June, up from 84.4% at the end of 2015 and above its historical average.

Over the course of the first six months of 2016, the Portfolio Team continued to maintain a shorter maturity structure than in past years and also made a concerted effort to purchase bonds with higher coupons when possible. The shorter maturity structure and higher coupons will be more defensive, should a rise in rates occur.

Fund Performance and Outlook

Tax-Free Fund for MT and Tax-Free Fund for ND provided a total return of 3.06%* and 3.30%*, respectively (at net asset value with distributions reinvested) for the six months ended June 30, 2016 compared to the Funds’ benchmark, the Barclays Capital Municipal Bond Index which returned 4.33% and the Morningstar Muni Single State Intermediate Category which returned 3.43%.

Despite the continued relative scarcity of Montana and North Dakota municipal bonds throughout the period, each Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Each Fund may also invest in non-rated bonds should we deem they are of investment grade equivalent. Although we refrain from making large bets on the direction of rates, we have taken the opportunity to shorten the Funds’ maturity structures over the last few years in anticipation of an eventual rise in rates. A shorter maturity structure should provide a somewhat greater degree of stability of each Fund’s share price should muni prices become volatile. The highest level of current income that is exempt from federal and each Fund’s state income taxes and is consistent with preservation of capital remains the investment objective of each Fund.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with higher marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $415,051 ($466,951 for married filing jointly) is 39.6%. The after-tax yield of a 10-year U.S. Treasury Note yielding 1.48% falls to approximately 0.84% at the 39.6% federal tax rate plus the 3.8% Medicare surtax.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Tax-Free Fund for MT and Tax-Free Fund for ND, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15% and 1.24%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.98%, respectively. The Funds’ investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2017 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2017 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Tax-Free Fund for MT without Sales Charge	Tax-Free Fund for MT with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/30/05	$10,000	$9,748	$10,000
12/29/06	$10,415	$10,152	$10,485
12/31/07	$10,724	$10,453	$10,838
12/31/08	$10,224	$9,965	$10,570
12/31/09	$11,447	$11,158	$11,936
12/31/10	$11,669	$11,374	$12,218
12/30/11	$13,007	$12,678	$13,525
12/31/12	$13,648	$13,304	$14,439
12/31/13	$13,130	$12,798	$14,069
12/31/14	$14,059	$13,704	$15,343
12/31/15	$14,150	$14,144	$15,850
6/30/16	$14,954	$14,576	$16,537

Average Annual Total Returns for the periods ending June 30, 2016

					Since Inception
	1 year	3 year	5 year	10 year	(August 3, 1999)
Without sales charge	5.97%	4.29%	4.11%	4.10%	4.20%
With sales charge (2.50%)	3.31%	3.40%	3.59%	3.84%	4.04%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2017 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2017 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Tax-Free Fund for ND without Sales Charge	Tax-Free Fund for ND with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/30/05	$10,000	$9,750	$10,000
12/29/06	$10,477	$10,215	$10,485
12/31/07	$10,767	$10,498	$10,838
12/31/08	$10,241	$9,985	$10,570
12/31/09	$11,651	$11,360	$11,936
12/31/10	$11,824	$11,528	$12,218
12/30/11	$13,091	$12,764	$13,525
12/31/12	$13,678	$13,336	$14,439
12/31/13	$13,158	$12,829	$14,069
12/31/14	$14,136	$13,782	$15,343
12/31/15	$14,621	$14,256	$15,850
6/30/16	$15,103	$14,725	$16,537

Average Annual Total Returns for the periods ending June 30, 2016

					Since Inception
	1 year	3 year	5 year	10 year	(August 3, 1999)
Without sales charge	6.26%	4.39%	4.10%	4.20%	4.32%
With sales charge (2.50%)	3.65%	3.52%	3.57%	3.93%	4.17%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.24%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2017 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2017 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS June 30, 2016 (unaudited)

Health Care	25.1%
General Obligation	23.4%
Other Revenue	15.1%
Housing	12.6%
Education	9.3%
Transportation	7.4%
Utilities	4.1%
Cash Equivalents and Other	3.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 30, 2016 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.0%)

Education (9.3%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$630,994
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	780,280
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/23	250,000	300,585
*MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,000,000	2,292,420
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,293,942
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	573,710
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	621,690
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/30	240,000	293,765
Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	95,000	97,315
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	275,000	295,603
		7,180,304
General Obligation (23.4%)
Bozeman MT 4.000% 07/01/28	540,000	641,774
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	765,046
Gallatin Cnty, MT Ref GO 3.000% 07/01/27	675,000	755,393
Gallatin Cnty, MT Ref GO 3.000% 07/01/29	500,000	541,810
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	616,965
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	716,879
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	470,803
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg GO 4.000% 12/01/32	610,000	710,851
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg GO 4.000% 12/01/33	260,000	301,223
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	496,016
Meagher Cnty MT Sch Dist #8 (White Sulphur Springs) GO 4.000% 07/01/28	475,000	571,705
Missoula Cnty MT GO 5.000% 07/01/30	490,000	633,462
Missoula Cnty MT GO 5.000% 07/01/31	445,000	572,933
Missoula Cnty MT GO 4.000% 07/01/35	250,000	286,338
Missoula Cnty MT High School Dist #1 GO 4.000% 07/01/32	275,000	319,759
Missoula, MT Ref-Ser A 4.000% 07/01/26	350,000	423,091
Missoula, MT Ref-Ser A 4.000% 07/01/31	250,000	290,110
Missoula Cnty MT Elem Sch Dis #1 (Missoula) GO 4.000% 07/01/32	500,000	583,825
Missoula Cnty MT Elem Sch Dis #1 (Missoula) GO 4.000% 07/01/33	750,000	866,963
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/23	385,000	463,836
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/26	855,000	1,021,477
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/27	480,000	564,485
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	159,743
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	166,879
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	177,636
Ravalli Cnty MT GO 4.250% 07/01/30	755,000	873,995
Valley Cnty MT Sch Dist #1-A (Glasgow) GO 4.250% 07/01/31	450,000	526,424
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	643,560
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	653,921
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,259,490
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/31	350,000	439,709
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/32	435,000	544,868
		18,060,969
Health Care (25.1%)
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	255,465
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	122,107
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	611,838
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	265,405
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,154,570
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,533,141
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	426,869
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	778,932
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,175,360
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	176,845
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,515,480
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	152,193
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	278,883
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	705,000	768,147
MT Fac Fin Auth Sisters of Charity Leavenworth 4.500% 01/01/24	1,000,000	1,092,140
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	447,376
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	668,914
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	952,287
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser A 5.000% 06/01/28	1,015,000	1,239,792
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser C 5.000% 06/01/29	915,000	1,121,781
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,102,145
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	155,000	155,143
MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	955,000	955,955
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,318,075
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	258,460
Yellowstone Cnty MT Health Care Lease Rev 4.000% 10/01/29	710,000	816,784
		19,344,087
Housing (12.6%)
MT Brd of Hsg Single Family Program 2.650% 06/01/21	140,000	143,036
MT Brd of Hsg Single Family Program 2.650% 12/01/21	315,000	322,925
MT Brd of Hsg Single Family Program 3.000% 06/01/23	185,000	190,352
MT Brd of Hsg Single Family Program 3.000% 12/01/23	90,000	93,089
MT Brd of Hsg Single Family Program 3.150% 06/01/24	365,000	379,771
MT Brd of Hsg Single Family Program 3.150% 12/01/24	130,000	134,647
MT Brd of Hsg Single Family Program 3.350% 06/01/25	155,000	160,423
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	220,000	242,796
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	190,000	210,203
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	545,000	600,677
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	310,000	339,437
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	40,000	40,138
MT Brd of Hsg Single Family Program 5.050% 12/01/24	35,000	36,237
MT Brd of Hsg Single Family Program 5.300% 12/01/29	165,000	171,659
*MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	950,000	1,014,828
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	440,000	467,614
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	550,000	573,931
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	170,000	174,335
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	165,000	170,153
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	420,000	437,283
MT St Brd of Hsg SF Mtg Ser B-1 4.000% 12/01/38	2,865,000	3,006,760
MT St Brd of Hsg SF Mtg Ser A-1 2.400% 12/01/26	250,000	255,995
MT St Brd of Hsg SF Mtg Ser A-1 3.150% 12/01/36	500,000	509,215
		9,675,504
Other Revenue (15.1%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	296,710
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	328,176
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	65,006
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	70,006
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	70,006
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	397,979
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	416,952
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	490,000	517,661
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	968,139
*Billings MT Tax Increment Urban Renewal Ref 4.250% 07/01/35	1,000,000	1,056,690
Billings MT Tax Increment S.Billing Blvd Urban Renewal Dist 3.750% 07/01/36	930,000	940,072
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	217,034
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	676,734
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	620,562
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,034,650
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	303,996
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	291,999
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	191,279
Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	958,697
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	134,448
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	474,714
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	287,457
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	216,778
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	80,000	80,074
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	240,000	242,849
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	795,787
		11,654,455
Transportation (7.4%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	840,680
Billings MT Arpt Rev 4.750% 07/01/19	350,000	380,257
Billings MT Arpt Rev 5.000% 07/01/20	235,000	261,125
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	797,165
*Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,035,050
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	205,654
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	222,870
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	100,007
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	105,008
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	405,690
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	199,544
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	257,508
Missoula MT Spl Impt Dists #548 5.250% 07/01/27	240,000	261,358
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	256,723
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	379,379
		5,708,018
Utilities (4.1%)
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	249,669
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	258,384
Billings MT Storm Swr Revenue 4.000% 07/01/28	250,000	292,125
Billings MT Storm Swr Revenue 4.000% 07/01/29	250,000	289,220
Dillon MT Wtr & Swr Sys Rev 4.000% 07/01/33	250,000	290,780
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,805,868
		3,186,046

TOTAL MUNICPAL BONDS (COST: $70,295,290)		$74,809,383

SHORT-TERM SECURITIES (2.8%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.267% (COST: $2,132,539)	2,132,539	$2,132,539

TOTAL INVESTMENTS IN SECURITIES (COST: $72,427,829) (99.8%)		$76,941,922
OTHER ASSETS LESS LIABILITIES (0.2%)		166,149

NET ASSETS (100.0%)		$77,108,071

^ Variable rate security; rate shown represents rate as of June 30, 2016.
* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS June 30, 2016 (unaudited)

General Obligation	23.9%
Health Care	16.0%
Other Revenue	15.2%
Education	14.5%
Housing	14.1%
Utilities	8.6%
Transportation	6.6%
Cash Equivalents and Other	1.1%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 30, 2016 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.9%)

Education (14.5%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$274,927
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	256,485
ND St Brd Higher Ed ND St Univ Hsg & Aux - Facs 4.000% 04/01/25	415,000	495,422
Univ of ND Hsg & Aux Facs Rev - Series 2014 4.000% 04/01/28	365,000	417,808
ND St Brd Higher Ed Rev Hsg & Aux 4.000% 04/01/33	500,000	556,220
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.000% 08/01/26	265,000	289,210
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.000% 08/01/27	275,000	295,743
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.250% 08/01/28	280,000	304,951
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.250% 08/01/29	290,000	313,104
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	256,900
ND St Brd Higher Ed 5.000% 04/01/25	160,000	176,651
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	297,095
		3,934,516
General Obligation (23.9%)
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	535,905
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	854,303
Dickinson ND Public School District #1 4.000% 08/01/34	400,000	449,756
Fargo ND Ref & Impt - Ser A 4.000% 05/01/23	300,000	338,541
Fargo ND GO Implt Ser D 4.000% 05/01/37	250,000	277,985
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	367,476
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	219,596
Maple-Steele ND Jt Wtr Res Dist GO 4.000% 05/01/30	250,000	250,688
Minot ND Arpt Rev Amt - Set D 3.500% 10/01/25	570,000	627,838
Minot ND Arpt Rev Amt - Set D 4.000% 10/01/28	355,000	390,763
Minot ND Arpt Rev GO AMT-Ser E 3.500% 10/01/31	$500,000	$527,435
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	211,886
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	265,110
West Fargo ND GO 4.000% 05/01/26	400,000	458,752
West Fargo ND GO Ref - Ser B 3.250% 05/01/34	150,000	156,801
West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	566,245
		6,499,080
Health Care (16.0%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	368,955
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	298,600
Burleigh Cnty ND Health Care Rev St Alexius Med Ctr Proj - Ser A 5.000% 07/01/35	500,000	596,270
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	125,335
Fargo ND Health Sys 5.500% 11/01/20	500,000	596,950
Fargo ND Health Sys 6.000% 11/01/28	500,000	611,025
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	587,330
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	400,000	429,700
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/32	250,000	280,130
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	315,924
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	158,103
		4,368,322
Housing (14.1%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	95,000	100,406
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	456,456
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	308,703
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	155,789
*ND St Hsg Fin Agy 3.350% 07/01/21	785,000	843,333
*ND St Hsg Fin Agy 3.100% 01/01/26	1,165,000	1,211,961
ND St Hsg Fin Agy Hsg Fin Prog - Ser A 3.200% 01/01/35	750,000	758,790
		3,835,438
Other Revenue (15.2%)
Bismarck ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	297,265
Bismarck ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	311,561
Burleigh & Morton Cnty Sales Tax Rev Ser A 4.000% 11/01/32	400,000	434,536
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	100,615
Jamestown ND Park Dist Sales Tax Rev Two Rivers Activity Center Ser A 4.000% 07/01/33	345,000	375,012
Minot ND Park Dist Facs Gross Rev Ref 3.000% 12/01/28	645,000	665,782
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	150,492
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	240,907
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	277,232
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	229,032
ND Pub Fin Auth 4.000% 06/01/30	400,000	447,444
ND Pub Fin Auth Capital Financing Prog Ser - A 4.000% 06/01/28	265,000	303,754
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	317,961
		4,151,593
Transportation (6.6%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	382,442
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	554,405
Grand Forks ND Regl Arpt Auth Arpt Rev 3.600% 06/01/23	180,000	194,375
*Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	600,000	658,242
		1,789,464
Utilities (8.6%)
Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	524,932
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	714,508
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	280,333
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	828,277
		2,348,050

TOTAL MUNICIPAL BONDS (COST: $24,928,465)		$26,926,463

SHORT-TERM SECURITIES (0.3%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.267% (COST:$81,712)	81,712	$81,712

TOTAL INVESTMENTS IN SECURITIES (COST: $25,010,177) (99.2%)		$27,008,175
OTHER ASSETS LESS LIABILITIES (0.8%)		205,901

NET ASSETS (100.0%)		$27,214,076

^Variable rate security; rate shown represents rate as of June 30, 2016.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities June 30, 2016 (unaudited)

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
ASSETS
Investments in securities, at value (cost: $72,427,829 and $25,010,177, respectively)	$76,941,922	$27,008,175
Cash	49,524	0
Receivable for Fund shares sold	102,240	0
Accrued dividends receivable	385	31
Accrued interest receivable	930,931	242,864
Prepaid expenses	3,500	3,736
Total assets	$78,028,502	$27,254,806

LIABILITIES
Payable for securities purchased	$761,641	$0
Payable for Fund shares redeemed	27,201	1,869
Dividends payable	54,808	12,231
Trustees’ fees payable	3,697	1,351
Payable to affiliates	62,876	20,305
Accrued expenses	10,208	4,974
Total liabilities	$920,431	$40,730

NET ASSETS	$77,108,071	$27,214,076

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$74,561,061	$26,029,216
Accumulated undistributed net realized gain (loss) on investments	(1,970,413)	(818,681)
Accumulated undistributed net investment income (loss)	3,330	5,543
Unrealized appreciation (depreciation) on investments	4,514,093	1,997,998

NET ASSETS	$77,108,071	$27,214,076

Shares outstanding	7,390,904	2,547,831
Net asset value per share*	$10.43	$10.68
Public offering price (sales charge of 2.50%)	$10.70	$10.95

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended June 30, 2016 (unaudited)

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INVESTMENT INCOME
Interest	$1,352,027	$464,591
Dividends	1,160	338
Total investment income	$1,353,187	$464,929

EXPENSES
Investment advisory fees	$182,125	$66,376
Distribution (12b-1) fees	91,062	33,188
Transfer agent fees	50,995	18,585
Administrative service fees	62,995	30,586
Professional fees	8,656	3,975
Reports to shareholders	1,647	799
License, fees, and registrations	2,221	2,775
Audit fees	5,973	2,177
Trustees’ fees	3,697	1,351
Transfer agent out-of-pockets	2,459	1,415
Custodian fees	3,863	1,545
Legal fees	5,670	2,066
Insurance expense	906	333
Total expenses	$422,269	$165,171
Less expenses waived or reimbursed	(65,304)	(35,073)
Total net expenses	$356,965	$130,098

NET INVESTMENT INCOME (LOSS)	$996,222	$334,831

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(1,698)	$8,397
Net change in unrealized appreciation (depreciation) of investments	1,245,893	524,295
Net realized and unrealized gain (loss) on investments	$1,244,195	$532,692

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,240,417	$867,523

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended June 30, 2016 (unaudited)

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$996,222	$334,831
Net realized gain (loss) from investment transactions	(1,698)	8,397
Net change in unrealized appreciation (depreciation) on investments	1,245,893	524,295
Net increase (decrease) in net assets resulting from operations	$2,240,417	$867,523

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(995,868)	$(334,228)
Total distributions	$(995,868)	$(334,228)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$8,967,346	$2,216,295
Proceeds from reinvested dividends	664,507	263,696
Cost of shares redeemed	(3,579,480)	(1,843,835)
Net increase (decrease) in net assets resulting from capital share transactions	$6,052,373	$636,156

TOTAL INCREASE (DECREASE) IN NET ASSETS	$7,296,922	$1,169,451
NET ASSETS, BEGINNING OF PERIOD	$69,811,149	$26,044,625
NET ASSETS, END OF PERIOD	$77,108,071	$27,214,076

Accumulated undistributed net investment income	$3,330	$5,543

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the year ended December 31, 2015

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,954,468	$664,470
Net realized gain (loss) from investment transactions	27,180	9,697
Net change in unrealized appreciation (depreciation) on investments	154,113	179,645
Net increase (decrease) in net assets resulting from operations	$2,135,761	$853,812

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,953,771)	$(663,307)
Total distributions	$(1,953,771)	$(663,307)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$7,897,182	$2,914,653
Proceeds from reinvested dividends	1,275,181	513,938
Cost of shares redeemed	(7,607,216)	(3,023,576)
Net increase (decrease) in net assets resulting from capital share transactions	$1,565,147	$405,015

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,747,137	$595,520
NET ASSETS, BEGINNING OF PERIOD	$68,064,012	$25,449,105
NET ASSETS, END OF PERIOD	$69,811,149	$26,044,625

Accumulated undistributed net investment income	$2,976	$4,941

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of two series (the “Funds”).

The Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”) and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued at fair value using a matrix system as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a readily available market for the securities existed. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company’s net asset value per share. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. With respect to purchase commitments, the Funds identify securities to be segregated by the custodian in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge “CDSC” may be assessed on shares of Tax-Free Fund for MT and Tax-Free Fund for ND if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities for financial reporting purposes.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of market discount. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016:

		Level 1	Level 2	Level 3	Total
Tax-Free	Short-Term Securities	$2,132,539	$0	$0	$2,132,539
Fund for MT	Municipal Bonds	0	74,809,383	0	74,809,383
	Total	$2,132,539	$74,809,383	$0	$76,941,922

Tax-Free	Short-Term Securities	$81,712	$0	$0	$81,712
Fund for ND	Municipal Bonds	0	26,926,463	0	26,926,463
	Total	$81,712	$26,926,463	$0	$27,008,175

Please refer to the Schedule of Investments for sector classification. The Funds did not hold any Level 3 assets during the six months ended June 30, 2016. There were no transfers into or out of Level 1 or Level 2 during the six months ended June 30, 2016. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2016.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2016, were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Purchases	$7,811,394	$1,763,219
Sales	$1,510,000	$819,440

NOTE 5: Capital Share Transactions

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Six Months	Year	Six Months	Year
	Ended 6/30/16	Ended 12/31/15	Ended 6/30/16	Ended 12/31/15
Shares sold	867,577	773,196	209,668	280,636
Shares issued from reinvestments	64,276	124,857	24,933	49,418
Shares redeemed	(347,153)	(743,667)	(174,647)	(291,327)
Net increase (decrease)	584,700	154,386	59,954	38,727

NOTE 6: Income Tax Information

At December 31, 2015, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Investments at cost	$65,570,077	$24,268,219
Unrealized appreciation	$3,274,326	$1,479,047
Unrealized depreciation	(3,150)	(403)
Net unrealized appreciation (depreciation)	$3,271,176*	$1,478,644*

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

The tax character of distributions paid was as follows:

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Year	Year	Year	Year
	Ended 12/31/15	Ended 12/31/14	Ended 12/31/15	Ended 12/31/14
Tax-exempt income	$1,953,771	$1,979,050	$663,307	$677,076

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Accumulated capital and other (losses)	($1,968,715)	($827,078)
Unrealized appreciation/(depreciation)*	3,271,176	1,478,644
Total accumulated earnings/(deficit)	$1,302,461	($651,566)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended December 31, 2015, certain differences were reclassified in the Tax-Free Fund for MT as follows: accumulated realized losses to paid in capital of $56,896 for capital loss carryforward expiration; and accumulated net investment income to accumulated realized gains (losses) of $34 due to market discount on the sale of bonds.

Under the Regulated Investment Company Modernization Act of 2010 (“Act”), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds’ capital loss carryforward amounts as of December 31, 2015 are as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Expires in 2016	$72,824	$44,995
Expires in 2018	$106,551	$75,200
Non-expiring short-term losses	$712,503	$394,967
Non-expiring long-term losses	$1,076,837	$311,916
Total Capital Loss Carryforwards	$1,968,715	$827,078

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses) until April 29, 2017 so that the net annual operating expenses do not exceed 0.98%. After this date, the expense limitations may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider’s fees before voluntarily or contractually waiving VFM’s management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 6/30/16		Payable 6/30/16
	Advisory Fees*	Advisory Fees Waived	Advisory Fees*
Tax-Free Fund for MT	$151,407	$30,718	$26,322
Tax-Free Fund for ND	$50,724	$15,652	$8,660

*After waivers.

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sales proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 6/30/16				Payable 6/30/16
	Sales		Distribution	Distribution	Sales		Distribution
	Charges	CDSC	Fees*	Fees Waived	Charges	CDSC	Fees*
Tax-Free Fund for MT	$150,801	$0	$75,703	$15,359	$5,843	$0	$13,161
Tax-Free Fund for ND	$29,126	$0	$25,362	$7,826	$258	$0	$4,330

*After waivers.

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.14% of the average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 6/30/16				Payable 6/30/16
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees*	Fees Waived	Fees*	Fees Waived	Fees*	Fees*
Tax-Free Fund for MT	$44,853	$8,601	$52,369	$10,626	$8,509	$9,041
Tax-Free Fund for ND	$15,618	$4,382	$23,373	$7,213	$3,095	$3,962
* After waivers.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions. Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of each Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

VIKING TAX-FREE FUND FOR MONTANA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/16#	12/31/15	12/31/14	12/31/13	12/31/12	12/30/11
NET ASSET VALUE, BEGINNING OF PERIOD	$10.26	$10.23	$9.83	$10.50	$10.32	$9.62

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.29	$0.29	$0.28	$0.32	$0.38
Net realized and unrealized gain (loss) on investments[3]	0.17	0.03	0.40	(0.67)	0.18	0.70
Total from investment operations	$0.31	$0.32	$0.69	$(0.39)	$0.50	$1.08

Less Distributions:
Dividends from net investment income	$(0.14)	$(0.29)	$(0.29)	$(0.28)	$(0.32)	$(0.38)
Total distributions	$(0.14)	$(0.29)	$(0.29)	$(0.28)	$(0.32)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$10.43	$10.26	$10.23	$9.83	$10.50	$10.32

Total Return (excludes any applicable sales charge)	3.06%^	3.21%	7.08%	(3.80%)	4.93%	11.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$77,108	$69,811	$68,064	$69,452	$78,934	$56,496
Ratio of expenses to average net assets after waivers[1,2]	0.98%*	0.98%	0.98%	0.98%	0.97%	0.96%
Ratio of expenses to average net assets before waivers[2]	1.16%*	1.15%	1.14%	1.15%	1.15%	1.24%
Ratio of net investment income to average net assets[1,2]	2.74%*	2.87%	2.86%	2.71%	3.07%	3.83%
Portfolio turnover rate	2.13%	11.91%	13.20%	32.66%	5.79%	12.64%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*	Annualized

#	Unaudited.

^	Not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/16#	12/31/15	12/31/14	12/31/13	12/31/12	12/30/11
NET ASSET VALUE, BEGINNING OF PERIOD	$10.47	$10.39	$9.94	$10.62	$10.49	$9.84

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.27	$0.28	$0.28	$0.34	$0.38
Net realized and unrealized gain (loss) on investments[3]	0.21	0.08	0.45	(0.68)	0.13	0.65
Total from investment operations	$0.34	$0.35	$0.73	$(0.40)	$0.47	$1.03

Less Distributions:
Dividends from net investment income	$(0.13)	$(0.27)	$(0.28)	$(0.28)	$(0.34)	$(0.38)
Total distributions	$(0.13)	$(0.27)	$(0.28)	$(0.28)	$(0.34)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$10.68	$10.47	$10.39	$9.94	$10.62	$10.49

Total Return (excludes any applicable sales charge)	3.30%^	3.43%	7.43%	(3.80%)	4.48%	10.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$27,214	$26,045	$25,449	$24,140	$27,869	$21,525
Ratio of expenses to average net assets after waivers[1,2]	0.98%*	0.98%	0.98%	0.98%	0.97%	0.96%
Ratio of expenses to average net assets before waivers[2]	1.24%*	1.24%	1.23%	1.24%	1.24%	1.34%
Ratio of net investment income to average net assets[1,2]	2.52%*	2.62%	2.75%	2.73%	3.15%	3.81%
Portfolio turnover rate	3.13%	19.05%	18.46%	37.28%	17.26%	22.63%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*	Annualized

#	Unaudited.

^	Not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	12/31/15	6/30/16	Period*	Ratio

Viking Tax-Free Fund for Montana
Actual	$1,000.00	$1,030.55	$4.97	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.95	0.98%

Viking Tax-Free Fund for North Dakota
Actual	$1,000.00	$1,032.96	$4.98	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.95	0.98%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 180 days in the one-half year period, and divided by 360 days in the fiscal year (to reflect the one-half year period).

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: _______________________________________
Shannon D. Radke
President

August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _______________________________________
Shannon D. Radke
President

August 31, 2016

By: _______________________________________
Adam Forthun
Treasurer

August 31, 2016